FORWARD FUNDS

Forward Large Cap Equity Fund

Forward Emerald Growth Fund

Forward Hoover Small Cap Equity Fund

Forward Legato Fund

Forward Emerald Banking and Finance Fund

Forward Emerald Opportunities Fund

Forward International Small Companies Fund

Sierra Club Stock Fund

Supplement dated November 28, 2007

(to the Forward Funds Class A and Class C Shares Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2007)

The following information applies to the Forward International Small Companies Fund only:

The following information and table replaces the information and table under the heading “Annual Average Total Returns” on page 37 of the Prospectus:

Average Annual Total Returns For the period ended December 31, 2006	1 Year	Since Inception
Forward International Small Companies Fund Class A(1)
Return Before Taxes	23.41%	28.98%
Return After Taxes on Distributions(2)(3)	22.79%	27.15%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	15.81%	24.05%
MSCI EAFE Small Cap Index(4)	19.67%	26.83%
HSBC World Excluding U.S. Smaller Companies Index(4)	31.82%	30.89%
(1)	The Fund began offering Class A shares on May 2, 2005.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2004, 2005 and 2006. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.

(4)	Effective May 1, 2007, the Fund’s benchmark is the MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada. The benchmark was changed because the sub-advisor believes that it is a more appropriate index for a fund with a smaller capitalization strategy. Before May 1, 2007, the Fund’s benchmark was the HSBC World Excluding U.S. Smaller Companies Index, which is a market capitalization weighted index designed to represent performance of smaller companies available in developed stock markets outside the United States and Canada. Investors cannot invest directly in an index. The index figures do not reflect any deductions for fees, expenses or taxes.

Change of Sub-Advisory Fee

Effective December 1, 2007, the following information replaces the information with respect to the Forward International Small Companies Fund in the Sub-Advisory Fee table on page 16 of the SAI:

Fund	Sub-Advisory Fee
Forward International Small Companies Fund	0.65% through $1 billion
0.55% over $1 billion

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FORWARD FUNDS

Forward Large Cap Equity Fund

Forward Hoover Small Cap Equity Fund

Forward Hoover Mini-Cap Fund

Forward Legato Fund

Forward Emerald Opportunities Fund

Forward Global Emerging Markets Fund

Forward International Equity Fund

Forward International Small Companies Fund

Forward Progressive Real Estate Fund

Sierra Club Stock Fund

Supplement dated November 28, 2007

(to the Forward Funds Investor and Institutional Class Shares Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2007)

The following information applies to the Forward Hoover Mini-Cap Fund only:

Expense Limitation

The following information and tables replace the information and tables under the headings “Fund Fees and Expenses” and “Examples” on pages 12-13 of the Prospectus:

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Hoover Mini-Cap Fund.

Shareholder Fees

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	1.05%	1.05%
Distribution (12b-1) Fees(1)	0.14%	N/A
Shareholder Services Fees(2)	0.04%	N/A
Other Expenses	0.55%	0.32%
Total Annual Fund Operating Expenses	1.78%	1.37%
Fee Waiver(3)	-0.18%	-0.12%
Net Expenses	1.60%	1.25%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class may be used to pay distribution expenses.

(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.10% of the Fund’s average daily net assets attributable to the Investor Class may be used to pay shareholder servicing fees.
(3)	Effective November 1, 2007, the Fund’s investment advisor has contractually agreed to waive a portion of its fees until January 31, 2009 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses) for Investor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.60%. Effective April 1, 2007, the Fund’s investment advisor has contractually agreed to waive a portion of its fees until January 31, 2009 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses) for Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25%. Pursuant to these agreements, the Fund will reimburse the investment advisor for any fee waivers made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Hoover Mini-Cap Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$ 163	$ 127
3 Years	$ 543	$ 422
5 Years	$ 947	$ 738
10 Years	$2,077	$1,634

The following information applies to the Forward International Small Companies Fund only:

The following information and table replaces the information and table under the heading “Annual Average Total Returns” on page 41 of the Prospectus:

Average Annual Total Returns For the period ended December 31, 2006	1 Year	5 Years	10 Years	Since Inception
Forward International Small Companies Fund Institutional Class(1)
Return Before Taxes	29.91%	24.26%	15.22%	14.18%
Return After Taxes on Distributions (2)(3)	29.14%	23.50%	12.80%	11.92%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	20.13%	21.28%	11.96%	11.15%
MSCI EAFE Small Cap Index(4)	19.67%	24.45%	8.80%	7.74%
HSBC World Excluding U.S. Smaller Companies Index(4)	31.82%	24.51%	9.82%	9.60%
Forward International Small Companies Fund Investor Class(1)
Return Before Taxes	29.51%	N/A	N/A	25.19%
MSCI EAFE Small Cap Index(4)	19.67%	N/A	N/A	25.54%
HSBC World Excluding U.S. Smaller Companies Index(4)	31.82%	N/A	N/A	25.92%
(1)	The Fund began offering Institutional Class shares on February 7, 1996 and began offering Investor Class shares on March 5, 2002.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Class shares. After-tax returns for other classes will vary.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2004, 2005 and 2006. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	Effective May 1, 2007, the Fund’s benchmark is the MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada. The benchmark was changed because the sub-advisor believes that it is a more appropriate index for a fund with a smaller capitalization strategy. Before May 1, 2007, the Fund’s benchmark was the HSBC World Excluding U.S. Smaller Companies Index, which is a market capitalization weighted index designed to represent performance of smaller companies available in developed stock markets outside the United States and Canada. Investors cannot invest directly in the index. The index figures do not reflect any deductions for fees, expenses or taxes.

Change of Sub-Advisory Fee

Effective December 1, 2007, the following information replaces the information with respect to the Forward International Small Companies Fund in the Sub-Advisory Fee table on page 16 of the SAI:

Fund	Sub-Advisory Fee
Forward International Small Companies Fund	0.65% through $1 billion
0.55% over $1 billion

FWD000837 1107 SUP2